Taxes (Details) - Schedule of statutory rates to the Company’s effective tax rate		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of statutory rates to the Company’s effective tax rate [Abstract]
China statutory income tax rate		25.00%	25.00%	25.00%
Preferential tax rate reduction		(22.50%)	(21.20%)	(30.80%)
Change in valuation allowance		0.40%
Permanent difference	[1]	0.10%	4.00%	6.50%
Effective tax rate		3.00%	7.80%	0.70%

[1]	Permanent difference is mainly related to the tax losses carried forward due to the uncertainty surrounding their realization.